Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Interest	$ 12,253	$ 11,312
Accrued compensation	5,476	4,052
Warranty reserve	3,333	1,528
Infrastructure obligations	5,799	4,671
Contingent consideration	7,083	2,404
Other	4,882	4,167
Total accrued and other liabilities	$ 38,826	$ 28,134